Shareholders' equity and share-based payments - Expense (Details) $ in Millions				12 Months Ended
	Jun. 09, 2021 € / shares shares	Jun. 11, 2020 € / shares shares	Jun. 06, 2019 € / shares shares	Dec. 31, 2021 € / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Share-based payments
Share-based expense					$ 168	$ 214	$ 233
TotalEnergies performance share plans
Share-based payments
Share-based expense					129	176	180
SunPower Plans
Share-based payments
Share-based expense					25	26	26
Capital increase reserved for employees
Share-based payments
Share-based expense					$ 14	$ 12	$ 27
Assumptions used for the valuation of the cost of the capital
Reference price | € / shares				€ 38.08
Subscription price | € / shares	€ 30.50	€ 26.20	€ 40.10	€ 30.50
Number of shares | shares	10,376,190	12,952,925	9,845,111		10,590,000
Risk-free interest rate (as a percent)					(0.45%)
Employees loan financing rate (as a percent)					4.44%
Non-transferability cost (as a percent)					19.31%
Trading period to determine subscription price					20 days
Subscription price discount (as a percent)					20.00%
Consumer's credit rate term for employees loan financing rate					5 years